General (Details)	Jan. 05, 2016 shares
General [Abstract]
Acquisition transaction, description	The ADSs are listed on The Nasdaq Capital Market, and the ratio of the Company’s Ordinary Shares to ADSs is 5:1.
Percentage of acquisition transaction	100.00%
Ordinary shares issued (in Shares)	35,884,116
Ordinary shares issued, percentage	64.50%